5. Loan Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Loan payable to related party	$ 450,000	$ 450,000	$ 450,000
Interest rate	10.00%
Maturity date	Dec. 12, 2018
Gemini Southern
Loan payable to related party	$ 450,000		450,000
Acccrued interest on loan	$ 89,300		$ 44,300